Goodwill (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Average expected rates of inflation	2.00%	2.00%
Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections, term	50 years
Discount rate (as a percent)	9.00%	8.00%
Discount rate applied to cash flow projections, term, period one	10 years
Expected rate of inflation, future EBITDA	1.00%
Expected rate of inflation, capital expenditures	2.00%
Average expected rates of inflation	2.00%	2.00%
Discount rate applied to cash flow projections, term, period two	40 years